CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	₽ 47,615	$ 677.0	₽ (14,653)	₽ 23,350
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax of nil	7,966	113.3	(1,672)	13,616
Reclassification adjustment, net of tax of nil				893
Total other comprehensive income/(loss)	7,966	113.3	(1,672)	14,509
Total comprehensive income/(loss)	55,581	790.3	(16,325)	37,859
Total comprehensive income attributable to noncontrolling interests	(8,051)	(114.5)	(74)	(71)
Comprehensive income/(loss) attributable to Yandex N.V.	₽ 47,530	$ 675.8	₽ (16,399)	₽ 37,788